Reconciliation of movement in net borrowings - Narrative (Details) € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proportion of ownership interest in subsidiary	100.00%
European Debt Issuance Programme
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued	£ 1,289	$ 1,600	£ 1,754	€ 2,000